Insurance Business Result - Summary of Insurance Business Result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of types of insurance contracts [abstract]
Insurance revenue	$ 408,727,524	$ 226,451,962	$ 164,287,182
Insurance service expenses from insurance contracts issued	(399,904,605)	(139,015,647)	(64,418,153)
Net income (expenses) from reinsurance contracts held	8,580,010	(1,512,636)	(5,122,006)
Insurance Business Result	$ 17,402,929	$ 85,923,679	$ 94,747,023